Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash-in-transit	€ 31,316	€ 38,087
Processor bank balances	48,532	47,335
Bank balances	162,075	169,356
Cash and cash equivalents	€ 241,923	€ 254,778	€ 293,798	€ 138,540